GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,409,946	Great-West Bond Index Fund Institutional Class(a)	$14,790,335

TOTAL BOND MUTUAL FUNDS — 35.66% (Cost $13,980,594)		$14,790,335
EQUITY MUTUAL FUNDS
652,604	Great-West International Index Fund Institutional Class(a)	6,127,947
935,073	Great-West S&P 500® Index Fund Institutional Class(a)	8,995,403
493,187	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,856,724
365,884	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,374,587
165,794	Northern Emerging Markets Equity Index Fund	1,994,503

TOTAL EQUITY MUTUAL FUNDS — 56.30% (Cost $22,392,823)		$23,349,164
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,352,861(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,352,861

TOTAL FIXED INTEREST CONTRACT — 8.08% (Cost $3,352,861)		$3,352,861
TOTAL INVESTMENTS — 100.04% (Cost $39,726,278)		$41,492,360
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(15,781)
TOTAL NET ASSETS — 100.00%		$41,476,579

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,614,155	Great-West Bond Index Fund Institutional Class(a)	$16,932,486

TOTAL BOND MUTUAL FUNDS — 35.72% (Cost $15,848,639)		$16,932,486
EQUITY MUTUAL FUNDS
743,571	Great-West International Index Fund Institutional Class(a)	6,982,134
1,067,585	Great-West S&P 500® Index Fund Institutional Class(a)	10,270,163
563,743	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,408,470
418,497	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,716,044
189,419	Northern Emerging Markets Equity Index Fund	2,278,711

TOTAL EQUITY MUTUAL FUNDS — 56.23% (Cost $26,058,960)		$26,655,522
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,836,956(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,836,956

TOTAL FIXED INTEREST CONTRACT — 8.09% (Cost $3,836,956)		$3,836,956
TOTAL INVESTMENTS — 100.04% (Cost $45,744,555)		$47,424,964
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(19,096)
TOTAL NET ASSETS — 100.00%		$47,405,868

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,281,762	Great-West Bond Index Fund Institutional Class(a)	$13,445,686

TOTAL BOND MUTUAL FUNDS — 35.67% (Cost $12,926,545)		$13,445,686
EQUITY MUTUAL FUNDS
591,602	Great-West International Index Fund Institutional Class(a)	5,555,146
850,869	Great-West S&P 500® Index Fund Institutional Class(a)	8,185,362
448,937	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,510,686
332,372	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,157,095
150,850	Northern Emerging Markets Equity Index Fund	1,814,720

TOTAL EQUITY MUTUAL FUNDS — 56.29% (Cost $18,807,830)		$21,223,009
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,046,894(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,046,894

TOTAL FIXED INTEREST CONTRACT — 8.08% (Cost $3,046,894)		$3,046,894
TOTAL INVESTMENTS — 100.04% (Cost $34,781,269)		$37,715,589
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(14,581)
TOTAL NET ASSETS — 100.00%		$37,701,008

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
721,109	Great-West Bond Index Fund Institutional Class(a)	$ 7,564,432

TOTAL BOND MUTUAL FUNDS — 27.42% (Cost $7,293,413)		$7,564,432
EQUITY MUTUAL FUNDS
530,313	Great-West International Index Fund Institutional Class(a)	4,979,644
727,902	Great-West S&P 500® Index Fund Institutional Class(a)	7,002,416
383,034	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,995,323
307,948	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,998,584
140,937	Northern Emerging Markets Equity Index Fund	1,695,469

TOTAL EQUITY MUTUAL FUNDS — 67.67% (Cost $17,779,827)		$18,671,436
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,365,544(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,365,544

TOTAL FIXED INTEREST CONTRACT — 4.95% (Cost $1,365,544)		$1,365,544
TOTAL INVESTMENTS — 100.04% (Cost $26,438,784)		$27,601,412
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(11,133)
TOTAL NET ASSETS — 100.00%		$27,590,279

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
501,139	Great-West Bond Index Fund Institutional Class(a)	$ 5,256,944

TOTAL BOND MUTUAL FUNDS — 18.66% (Cost $5,157,720)		$5,256,944
EQUITY MUTUAL FUNDS
644,115	Great-West International Index Fund Institutional Class(a)	6,048,237
838,898	Great-West S&P 500® Index Fund Institutional Class(a)	8,070,204
441,465	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,452,255
383,704	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,490,240
178,437	Northern Emerging Markets Equity Index Fund	2,146,597

TOTAL EQUITY MUTUAL FUNDS — 78.81% (Cost $21,162,378)		$22,207,533
Account Balance		Fair Value
FIXED INTEREST CONTRACT
725,444(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 725,444

TOTAL FIXED INTEREST CONTRACT — 2.57% (Cost $725,444)		$725,444
TOTAL INVESTMENTS — 100.04% (Cost $27,045,542)		$28,189,921
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(10,661)
TOTAL NET ASSETS — 100.00%		$28,179,260

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
227,087	Great-West Bond Index Fund Institutional Class(a)	$ 2,382,141

TOTAL BOND MUTUAL FUNDS — 12.13% (Cost $2,303,075)		$2,382,141
EQUITY MUTUAL FUNDS
503,432	Great-West International Index Fund Institutional Class(a)	4,727,222
620,947	Great-West S&P 500® Index Fund Institutional Class(a)	5,973,515
326,823	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,555,756
306,328	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,988,069
147,563	Northern Emerging Markets Equity Index Fund	1,775,182

TOTAL EQUITY MUTUAL FUNDS — 86.70% (Cost $17,496,395)		$17,019,744
Account Balance		Fair Value
FIXED INTEREST CONTRACT
237,428(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 237,428

TOTAL FIXED INTEREST CONTRACT — 1.21% (Cost $237,428)		$237,428
TOTAL INVESTMENTS — 100.04% (Cost $20,036,898)		$19,639,313
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(7,917)
TOTAL NET ASSETS — 100.00%		$19,631,396

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
98,381	Great-West Bond Index Fund Institutional Class(a)	$ 1,032,015

TOTAL BOND MUTUAL FUNDS — 9.03% (Cost $1,010,704)		$1,032,015
EQUITY MUTUAL FUNDS
312,166	Great-West International Index Fund Institutional Class(a)	2,931,239
363,575	Great-West S&P 500® Index Fund Institutional Class(a)	3,497,588
191,365	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,496,477
192,774	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,251,106
95,764	Northern Emerging Markets Equity Index Fund	1,152,040

TOTAL EQUITY MUTUAL FUNDS — 90.43% (Cost $10,224,769)		$10,328,450
Account Balance		Fair Value
FIXED INTEREST CONTRACT
65,820(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 65,820

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $65,820)		$65,820
TOTAL INVESTMENTS — 100.04% (Cost $11,301,293)		$11,426,285
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(4,366)
TOTAL NET ASSETS — 100.00%		$11,421,919

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
40,882	Great-West Bond Index Fund Institutional Class(a)	$ 428,855

TOTAL BOND MUTUAL FUNDS — 7.98% (Cost $424,914)		$428,855
EQUITY MUTUAL FUNDS
150,868	Great-West International Index Fund Institutional Class(a)	1,416,646
167,397	Great-West S&P 500® Index Fund Institutional Class(a)	1,610,363
88,114	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	689,051
95,109	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	617,258
48,760	Northern Emerging Markets Equity Index Fund	586,581

TOTAL EQUITY MUTUAL FUNDS — 91.55% (Cost $4,822,217)		$4,919,899
Account Balance		Fair Value
FIXED INTEREST CONTRACT
27,221(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 27,221

TOTAL FIXED INTEREST CONTRACT — 0.51% (Cost $27,221)		$27,221
TOTAL INVESTMENTS — 100.04% (Cost $5,274,352)		$5,375,975
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(2,175)
TOTAL NET ASSETS — 100.00%		$5,373,800

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,336	Great-West Bond Index Fund Institutional Class(a)	$ 45,480

TOTAL BOND MUTUAL FUNDS — 7.42% (Cost $45,676)		$45,480
EQUITY MUTUAL FUNDS
17,497	Great-West International Index Fund Institutional Class(a)	164,296
18,605	Great-West S&P 500® Index Fund Institutional Class(a)	178,979
9,838	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	76,938
11,320	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	73,466
5,933	Northern Emerging Markets Equity Index Fund	71,373

TOTAL EQUITY MUTUAL FUNDS — 92.15% (Cost $566,087)		$565,052
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,813(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,813

TOTAL FIXED INTEREST CONTRACT — 0.46% (Cost $2,813)		$2,813
TOTAL INVESTMENTS — 100.03% (Cost $614,576)		$613,345
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(179)
TOTAL NET ASSETS — 100.00%		$613,166

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,409,946	$19,019,904	$3,937,624	$8,689,950	$365,069	$522,757	$250,012	$14,790,335	35.66%
					365,069	522,757	250,012	14,790,335	35.66
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	652,604	7,834,868	1,627,606	2,742,438	269,119	(592,089)	45,653	6,127,947	14.77
Great-West S&P 500® Index Fund Institutional Class	935,073	11,414,951	2,753,325	5,858,930	(323,983)	686,057	586,431	8,995,403	21.69
Great-West S&P Mid Cap 400® Index Fund Institutional Class	493,187	4,885,152	1,681,852	3,097,946	(579,192)	387,666	159,025	3,856,724	9.30
Great-West S&P Small Cap 600® Index Fund Institutional Class	365,884	3,009,012	1,130,162	2,104,676	(651,305)	340,089	90,903	2,374,587	5.73
					(1,285,361)	821,723	882,012	21,354,661	51.49
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,352,861	4,309,000	1,068,721	2,068,132	-	-	43,272	3,352,861	8.08
					0	0	43,272	3,352,861	8.08
				Total	$(920,292)	$1,344,480	$1,175,296	$39,497,857	95.23%
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,614,155	$21,166,875	$3,204,974	$7,942,833	$450,335	$503,470	$271,112	$16,932,486	35.72%
					450,335	503,470	271,112	16,932,486	35.72
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	743,571	8,719,999	1,312,210	2,603,778	92,679	(446,297)	51,802	6,982,134	14.73
Great-West S&P 500® Index Fund Institutional Class	1,067,585	12,704,237	2,489,159	5,924,045	(589,814)	1,000,812	665,173	10,270,163	21.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	563,743	5,434,235	1,507,882	2,918,309	(589,948)	384,662	178,195	4,408,470	9.30
Great-West S&P Small Cap 600® Index Fund Institutional Class	418,497	3,349,966	1,004,872	1,961,554	(661,504)	322,760	101,844	2,716,044	5.73
					(1,748,587)	1,261,937	997,014	24,376,811	51.42
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,836,956	4,794,908	910,527	1,915,539	-	-	47,060	3,836,956	8.09
					0	0	47,060	3,836,956	8.09
				Total	$(1,298,252)	$1,765,407	$1,315,186	$45,146,253	95.23%

September 30, 2020

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,281,762	$28,898,330	$5,916,372	$21,416,691	$1,433,868	$47,675	$358,478	$13,445,686	35.67%
					1,433,868	47,675	358,478	13,445,686	35.67
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	591,602	12,870,895	2,115,835	8,857,643	132,490	(573,941)	44,093	5,555,146	14.74
Great-West S&P 500® Index Fund Institutional Class	850,869	18,569,942	3,254,273	14,610,777	(156,146)	971,924	678,289	8,185,362	21.71
Great-West S&P Mid Cap 400® Index Fund Institutional Class	448,937	7,936,227	2,094,773	7,265,101	(875,390)	744,787	182,984	3,510,686	9.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	332,372	4,967,011	1,424,610	5,139,766	(1,303,830)	905,240	109,756	2,157,095	5.72
					(2,202,876)	2,048,010	1,015,122	19,408,289	51.48
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,046,894	6,265,300	1,717,461	4,995,012	-	-	59,145	3,046,894	8.08
					0	0	59,145	3,046,894	8.08
				Total	$(769,008)	$2,095,685	$1,432,745	$35,900,869	95.23%
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	721,109	$14,070,997	$3,118,303	$9,573,166	$740,020	$(51,702)	$164,026	$7,564,432	27.42%
					740,020	(51,702)	164,026	7,564,432	27.42
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	530,313	10,416,387	993,351	5,626,490	228,697	(803,604)	38,581	4,979,644	18.05
Great-West S&P 500® Index Fund Institutional Class	727,902	14,234,409	1,388,650	9,385,292	(439,477)	764,649	534,675	7,002,416	25.38
Great-West S&P Mid Cap 400® Index Fund Institutional Class	383,034	6,094,632	1,125,346	4,705,263	(771,977)	480,608	143,209	2,995,323	10.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	307,948	4,142,287	866,865	3,497,867	(932,626)	487,299	92,509	1,998,584	7.24
					(1,915,383)	928,952	808,974	16,975,967	61.53
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,365,544	2,411,317	707,293	1,775,018	-	-	21,952	1,365,544	4.95
					0	0	21,952	1,365,544	4.95
				Total	$(1,175,363)	$877,250	$994,952	$25,905,943	93.90%

September 30, 2020

Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	501,139	$11,491,403	$3,126,305	$9,256,922	$665,183	$(103,842)	$132,260	$5,256,944	18.66%
					665,183	(103,842)	132,260	5,256,944	18.66
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	644,115	15,353,703	1,315,557	9,525,746	141,096	(1,095,277)	46,808	6,048,237	21.46
Great-West S&P 500® Index Fund Institutional Class	838,898	19,929,841	1,632,353	14,302,012	(539,264)	810,022	660,179	8,070,204	28.64
Great-West S&P Mid Cap 400® Index Fund Institutional Class	441,465	8,506,451	1,475,869	7,072,707	(990,543)	542,642	178,801	3,452,255	12.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	383,704	6,249,199	1,250,924	5,868,983	(1,560,974)	859,100	126,057	2,490,240	8.84
					(2,949,685)	1,116,487	1,011,845	20,060,936	71.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	725,444	1,492,076	511,984	1,291,986	-	-	13,370	725,444	2.57
					0	0	13,370	725,444	2.57
				Total	$(2,284,502)	$1,012,645	$1,157,475	$26,043,324	92.42%
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	227,087	$3,164,096	$1,123,473	$1,904,352	$149,863	$(1,076)	$38,028	$2,382,141	12.13%
					149,863	(1,076)	38,028	2,382,141	12.13
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	503,432	7,220,799	782,377	2,640,218	107,568	(635,736)	36,391	4,727,222	24.08
Great-West S&P 500® Index Fund Institutional Class	620,947	8,897,725	793,600	3,899,984	(231,774)	182,174	409,352	5,973,515	30.43
Great-West S&P Mid Cap 400® Index Fund Institutional Class	326,823	3,801,521	717,705	2,035,822	(394,326)	72,352	109,970	2,555,756	13.02
Great-West S&P Small Cap 600® Index Fund Institutional Class	306,328	3,008,883	676,401	1,889,387	(623,084)	192,172	81,063	1,988,069	10.13
					(1,141,616)	(189,038)	636,776	15,244,562	77.66
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	237,428	290,733	133,289	189,349	-	-	2,755	237,428	1.21
					0	0	2,755	237,428	1.21
				Total	$(991,753)	$(190,114)	$677,559	$17,864,131	91.00%

September 30, 2020

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	98,381	$1,955,884	$666,688	$1,564,568	$124,921	$(25,989)	$22,898	$1,032,015	9.03%
					124,921	(25,989)	22,898	1,032,015	9.03
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	312,166	5,958,491	729,897	3,327,294	14,496	(429,855)	22,128	2,931,239	25.66
Great-West S&P 500® Index Fund Institutional Class	363,575	6,989,051	724,217	4,477,700	(260,433)	262,020	264,376	3,497,588	30.62
Great-West S&P Mid Cap 400® Index Fund Institutional Class	191,365	2,984,558	558,027	2,186,188	(356,663)	140,080	71,484	1,496,477	13.10
Great-West S&P Small Cap 600® Index Fund Institutional Class	192,774	2,536,111	599,361	2,123,425	(561,519)	239,059	57,642	1,251,106	10.96
					(1,164,119)	211,304	415,630	9,176,410	80.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	65,820	123,461	48,556	107,351	-	-	1,154	65,820	0.58
					0	0	1,154	65,820	0.58
				Total	$(1,039,198)	$185,315	$439,682	$10,274,245	89.95%
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	40,882	$965,788	$470,334	$984,569	$77,289	$(22,698)	$11,439	$428,855	7.98%
					77,289	(22,698)	11,439	428,855	7.98
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	150,868	3,263,499	873,171	2,613,931	(94,342)	(106,093)	10,497	1,416,646	26.36
Great-West S&P 500® Index Fund Institutional Class	167,397	3,640,563	840,824	3,037,575	(148,098)	166,551	130,218	1,610,363	29.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	88,114	1,555,373	508,289	1,460,845	(192,486)	86,234	35,074	689,051	12.82
Great-West S&P Small Cap 600® Index Fund Institutional Class	95,109	1,415,762	544,582	1,505,896	(334,860)	162,810	30,662	617,258	11.49
					(769,786)	309,502	206,451	4,333,318	80.64
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	27,221	61,150	32,835	67,346	-	-	582	27,221	0.51
					0	0	582	27,221	0.51
				Total	$(692,497)	$286,804	$218,472	$4,789,394	89.13%

September 30, 2020

Great-West Securefoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,336	$2,500	$101,631	$58,440	$306	$(211)	$209	$45,480	7.42%
					306	(211)	209	45,480	7.42
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	17,497	9,060	361,829	206,217	(3,104)	(376)	510	164,296	26.79
Great-West S&P 500® Index Fund Institutional Class	18,605	9,630	387,737	217,655	2,146	(733)	3,858	178,979	29.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,838	4,094	165,779	92,817	(1,198)	(118)	1,033	76,938	12.55
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,320	3,982	160,332	90,291	(2,283)	(557)	887	73,466	11.98
					(4,439)	(1,784)	6,288	493,679	80.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,813	156	6,317	3,665	-	-	5	2,813	0.46
					0	0	5	2,813	0.46
				Total	$(4,133)	$(1,995)	$6,502	$541,972	88.39%

September 30, 2020